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                         SUPPLEMENT TO PROSPECTUSES FOR

                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

                    SEPARATE ACCOUNT 1 AND SEPARATE ACCOUNT 2

                 THE DATE OF THIS SUPPLEMENT IS JANUARY 1, 1998.


         Certain provisions of the Taxpayer Relief Act of 1997 (the "TRA") affect, generally for tax years that commence on or after January 1, 1998, the information provided in the following prospectuses (each a "Prospectus" and collectively the "Prospectuses"):

          - May 1, 1997 Prospectus for the TOUCHSTONE VARIABLE ANNUITY;
          - May 1, 1997 Prospectus for the TOUCHSTONE II VARIABLE ANNUITY; and
          - October 20, 1997 Prospectus for the TOUCHSTONE SELECT VARIABLE ANNUITY.

Each Prospectus describes variable annuity contracts (each a "Contract" and collectively the "Contracts") that are invested in one or more sub-accounts of Western-Southern Life Assurance Company Separate Account 1 or Separate Account
2. In addition, Western-Southern Life Assurance Company (the "Company") has taken action so that the Contracts can be used for a new type of individual retirement account or annuity (an "IRA") that is permitted by the TRA. This Supplement modifies each Prospectus and explains the affect of the TRA on the provisions of each Prospectus and the new type of IRA for which the Contracts can be used.

         In general, information about the following topics is located in the part of this Supplement indicated below.


          TOPIC                                                    LOCATION
          ---------------------------------------------------- -------------------------
          Federal tax rules applicable to Roth IRAs                Part A  (pages 1 - 5)
          Changes in contribution and distribution limits          Part B  (pages 5 - 7)
          applicable to traditional IRAs
          New rules applicable to early distribution penalty       Part C  (pages 7 - 8)
          tax


         PART A. NEW TYPE OF IRA FOR WHICH CONTRACTS CAN BE USED - ROTH IRAS.

         Each Prospectus indicates that the Contracts can be either Qualified Contracts (which are defined in each Prospectus as Contracts purchased in connection with plans that qualify under Section 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended (the "Code")) or Non-Qualified Contracts (which are defined in each Prospectus as any other Contracts).

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         One type of Qualified Contract is used in connection with an IRA that is governed under Section 408 of the Code (called herein a "traditional IRA"). The TRA has created, for tax years beginning on or after January 1, 1998, a new type of IRA under Section 408A of the Code. This new IRA is called in the Code and in this Supplement a "Roth IRA" (after the Senator who promoted such IRAs). The Company has taken action so that, for tax years beginning on or after January 1, 1998, Qualified Contracts can be used in connection with Roth IRAs as well as traditional IRAs.

         Except to the extent modified in Part B and Part C of this Supplement, the federal tax rules applicable to traditional IRAs are summarized in each Prospectus. Part A of this Supplement describes the federal tax rules applicable to Roth IRAs.

         Annual Contributions for Roth IRAs

         Unlike a traditional IRA, NO contributions to a Roth IRA can, under any circumstances, be deducted by an individual. Instead, all contributions made to a Roth IRA are nondeductible.

         Subject to the following discussion, the maximum amount that may be contributed to all Roth IRAs for the benefit of an individual with respect to any tax year will generally be equal to the amount (if any) by which (1) the lesser of $2,000 or the compensation includible in the individual's income (for federal income tax purposes) with respect to such tax year exceeds (2) the aggregate amount of contributions made for the benefit of such individual with respect to such tax year to all traditional IRAs.

         A special rule applies if the individual for whom the contributions are being made files a joint federal income tax return with his or her spouse for the applicable tax year but has an amount of compensation includible in income (for federal income tax purposes) with respect to such tax year that is less than the taxable compensation of his or her spouse for such tax year (such as will occur when the individual is a "nonworking spouse"). In such case, subject to the following discussion, the maximum amount that may be contributed to all Roth IRAs for such individual with respect to such tax year can generally be up to the amount (if any) by which (1) the lesser of $2,000 or the sum of the taxable compensation of such individual for such tax year plus the taxable compensation of his or her spouse for such tax year (minus any deduction allowed his or her spouse with respect to such tax year for contributions to traditional IRAs and any contributions made for his or her spouse to Roth IRAs with respect to such tax year) exceeds (2) the aggregate amount of contributions made for the benefit of such individual with respect to such tax year to all traditional IRAs.

         However, notwithstanding the foregoing paragraphs, the maximum contribution amount that can be made to Roth IRAs for any individual with respect to any tax year under the rules described above generally begins to be phased out for such individual if his or her adjusted gross income (for federal income tax purposes) with respect to such tax year exceeds a certain amount (the "initial Roth IRA limit") and is reduced to zero (so that no contributions can be

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made to Roth IRAs for his or her benefit for such tax year) if his or her adjusted gross income for such tax year is equal to or in excess of a higher amount (the "totally phased out Roth IRA limit").

         For this purpose, the initial Roth IRA limit and the totally phased out Roth IRA limit are generally:

         (1) $150,000 and $160,000, respectively, if the applicable individual files a joint federal income tax return for such tax year;

         (2) $95,000 and $110,000, respectively, if such individual files a separate federal income tax return for such tax year and is not married; and

         (3) $0 and $15,000, respectively, if such individual files a separate return for such tax year and is married.

         Unlike traditional IRAs, if otherwise permitted, annual contributions can be made to Roth IRAs for an individual even after he or she has attained age 70-1/2.

         Similar to traditional IRAs, contributions made to Roth IRAs in excess of the contribution limits summarized above may be subject to certain tax penalties or other restrictions.

         Rollover Contributions to a Roth IRA

         Under certain conditions described in Sections 408(d)(3) and 408A(e) of the Code, a distribution from a Roth IRA or a traditional IRA may be able to be rolled over to a Roth IRA on a tax-deferred basis during any tax year; except that such a rollover from a traditional IRA to a Roth IRA can be made in a tax year only if (1) the applicable individual's adjusted gross income (for federal income tax purposes) with respect to such tax year is $100,000 or less and (2) such individual is not a married individual filing a separate federal income tax return for such tax year. Any proper rollover is not taken into account in determining the maximum limits described above as to annual contributions made to Roth IRAs.

         However, if any distribution from an individual's traditional IRA is rolled over to a Roth IRA held for the benefit of such individual, the individual must generally include in income (for federal income tax purposes) the amount of such distribution (except that any such distribution made before January 1, 1999 is included in income only ratably over the 4-tax year period beginning with the tax year in which the distribution is made). No early distribution penalty tax under Section 72(t) of the Code, which generally provides a 10% penalty in cases of distributions from IRAs unless the applicable individual is age 59-1/2 or in certain other situations, will apply to such distribution.

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         Any individual considering a rollover to a Roth IRA should review the conditions applicable to making such rollover that are set forth in Sections 408(d)(3) and 408A(e) of the Code.

         If an individual's traditional IRA is to be converted into a Roth IRA, it is generally subject to the same tax rules and limits as would apply to a distribution from a traditional IRA that is to be rolled over to a Roth IRA.

         Distributions from Roth IRAs

         Any distribution from a Roth IRA that is considered a qualified distribution is not includible in income (for federal income tax purposes) and hence also is not subject to the early distribution penalty tax under Section 72(t) of the Code.

         A distribution from a Roth IRA is treated as a "qualified distribution" for this purpose if (1) it is made after the end of the 5-tax year period beginning with the first tax year for which a contribution was made to a Roth IRA for the benefit of the applicable individual (or, to the extent any portion of such distribution is allocable to a rollover contribution, if it is made after the end of the 5-tax year period beginning with the tax year in which the rollover contribution was made) and (2) it meets one of the following conditions:

         (a)      It is made on or after the date the individual attains age
                  59-1/2;

         (b) It is made to a beneficiary or the individual's estate on or after the death of the individual;

         (c) It is attributable to the individual's being disabled (when the meaning of Section 72(m)(7) of the Code); or

         (d) It meets the conditions of a "qualified first-time homeowner distribution," which are summarized in Part C of this Supplement (that deals with the early distribution penalty tax).

         Any distribution from a Roth IRA that is not considered a qualified distribution under the above rules is generally excluded from income (for federal income tax purposes) to the extent it does not, when added to all previous distributions from such Roth IRA, exceed the aggregate amount of contributions made to such Roth IRA and is included in income (and may be subject to the early distribution penalty tax under Section 72(t) of the Code) to the extent it does exceed such amount.

         Further, while distributions from a traditional IRA generally must commence by the April 1 of the calendar year that immediately follows the calendar year in which the individual for whose benefit the IRA was established attains age 70-1/2 and in at least minimum annual installments as determined under rules issued by the Internal Revenue Service (the "IRS"), a


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

Roth IRA is not subject to such requirements, and they will not apply unless the applicable Roth IRA document itself imposes them.

         However, minimum distributions may be required from a Roth IRA after the death of the individual for whose benefit the Roth IRA was established in accordance with the rules of the Code and the IRS. In general, such rules appear to require that the funds held under the individual's Roth IRA be completely distributed by the end of the calendar year in which the fifth annual anniversary of the date of the death of the individual occurs. As an alternative, if distributions to the individual's beneficiary as designated under the Roth IRA begin by the end of the calendar year immediately following the calendar year in which the individual's death occurs (or, if the designated beneficiary is the individual's surviving spouse, by the later of the end of the calendar year immediately following the calendar year in which the individual dies or the end of the calendar year in which the individual would have attained age 70-1/2), distributions from the individual's Roth IRA may be able to be made over a period not extending beyond the life (or life expectancy) of the designated beneficiary.

         Other Rules Applicable to Roth IRAs

         In general, a Roth IRA is subject to the same tax rules that apply to a traditional IRA except to the extent modified by the rules summarized above.


         PART B. NEW CONTRIBUTION AND DEDUCTION LIMITS APPLICABLE TO TRADITIONAL
                 ---------------------------------------------------------------
                 IRAS.
                 -----

         Certain contribution and distribution limits that apply to traditional IRAs have been changed, effective for tax years beginning on or after January 1, 1998, in certain respects by the TRA. Part B of this Supplement describes such changes. In this regard, such changes do not affect rollovers to or transfers among traditional IRAs, and such rollovers and transfers are not considered contributions for purposes of the limits described in Part B of this Supplement.

         In general, the rules for determining the maximum amount that can be contributed to a traditional IRA for any individual with respect to a tax year that begins on or after January 1, 1998 (without regard to whether or not such amount is deductible) are very similar to the rules that applied to tax years beginning prior to January 1, 1998.

         Under such rules, the maximum amount that may be contributed to all traditional IRAs for the benefit of an individual for any tax year beginning on or after January 1, 1998 will generally be equal to the lesser of $2,000 or the compensation includible in the individual's income (for federal income tax purposes) with respect to such tax year.

         A special rule applies if the individual for whom the contributions are being made files a joint federal income tax return with his or her spouse for the applicable tax year but has compensation includible in income (for federal income tax purposes) with respect to such tax year that is less than the taxable compensation of his or her spouse for such tax year (such as


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

will occur when the individual is a "nonworking spouse"). In such case, the maximum amount that may be contributed to all traditional IRAs for such individual with respect to such tax year can generally be up to the lesser of $2,000 or the sum of the taxable compensation of such individual for such tax year plus the taxable compensation of his or her spouse for such tax year (minus any deduction allowed his or her spouse with respect to such tax year for contributions to traditional IRAs and any contributions made by his or her spouse to Roth IRAs with respect to such tax year).

         Under the prior rules of the Code, the maximum amount that could be contributed to an individual's traditional IRAs for any tax year AND deducted was generally equal to the same maximum limits on contributions explained above, except that, for purposes of determining such deduction limit, the $2,000 limit referred to above was reduced if (1) either the individual's adjusted gross income (for federal income tax purposes) with respect to such tax year exceeded a certain limit or (2) either the individual or his or her spouse was an active participant in an employer-provided tax-qualified retirement plan for a plan year ending with or within such tax year. These deduction limit rules have been significantly changed by the TRA for tax years beginning on or after January 1, 1998.

         Under the new rules, in determining the deduction limit on contributions made to all traditional IRAs held for the benefit of an individual with respect to any tax year beginning or after January 1, 1998, the $2,000 limit noted above begins to be phased out if such individual (or, if applicable, his or her spouse) is an active participant in an employer-provided tax-qualified retirement plan for a plan year ending with or within such tax year and if his or her adjusted gross income (for federal income tax purposes) with respect to such tax year exceeds a certain amount (the "initial traditional IRA limit"). In addition, if the individual is an active participant in an employer-provided tax-qualified retirement plan for a plan year ending with or within such tax year, such $2,000 limit is reduced to zero if such adjusted gross income is equal to or in excess of a higher amount (the "totally phased out traditional IRA limit"). For this purpose, the initial traditional IRA limit for any tax year is generally:

         (1) $150,000 if the applicable individual is not an active participant in an employer-provided tax-qualified retirement plan at any time in a plan year ending with or within such tax year but whose spouse has been such an active participant;

         (2) $50,000 (increasing in stages in tax years beginning after 1998 until it is $80,000 for tax years beginning in 2007 and thereafter) if the applicable individual files a joint federal income tax return for such tax year and has been an active participant in an employer-provided tax-qualified retirement plan at any time in a plan year ending with or within such tax year;

         (3) $30,000 (increasing in stages in tax years beginning after 1998 until it is $50,000 for tax years beginning in 2005 and thereafter) if the applicable

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

                  individual files a separate federal income tax return for such tax year, is not married and has been an active participant in an employer-provided tax-qualified retirement plan at any time in a plan year ending with or within such tax year; or

         (4) $0 if the applicable individual files a separate federal income tax return for such tax year, is married and has been an active participant in an employer-provided tax-qualified retirement plan at any time in a plan year ending with or within such tax year.

         Further, for this purpose, the totally phased out traditional IRA limit for any individual and with respect to any tax year is an amount that is $10,000 above the initial traditional IRA limit applicable to such individual and tax year (except that such reference to $10,000 will be increased to $20,000 with respect to a tax year beginning in 2007 or later if the applicable individual files a joint federal income tax return for such tax year).


         PART C.  NEW RULES APPLICABLE TO EARLY DISTRIBUTION PENALTY TAX.
                  -------------------------------------------------------

         As is described in each Prospectus, Section 72(t) of the Code generally imposes a 10% early distribution penalty tax on the taxable portion of any distribution from tax-qualified plans that qualify under Section 401(a), 403 or 408, including distributions under Qualified Contracts to the extent they are issued in connection with such plans. Such penalty tax does not apply (1) to the extent the distribution is properly rolled over to another tax-qualified plan or
(2) if the distribution is made after the applicable individual to whom the distribution related is age 59-1/2 or older or (3) another exception set forth in Code Section 72(t) applies. A summary of such exceptions is contained in each Prospectus.

         The early distribution penalty tax under Section 72(t) of the Code generally applies to distributions made from Roth IRAs, except to the extent provided in Part A of this Supplement.

         In addition, two new exceptions to the early distribution penalty tax of Code Section 72(t) have been added by the TRA with respect to distributions made from traditional IRAs and Roth IRAs in tax years beginning on or after January 1, 1998. Part C of this Supplement describes such new exceptions.

         The first of such new exceptions applies to distributions to an individual from a traditional IRA or a Roth IRA to the extent such distributions do not exceed the expenses for tuition, fees, books, supplies, and equipment required for the enrollment or attendance of the individual, his or her spouse or any child or grandchild of the individual or his or her spouse at a qualified post-secondary institution of education (less certain scholarships or other assistance received for the same expenses).

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

         The second of such new exceptions applies to any qualified first-time homebuyer distribution to an individual from a traditional IRA or a Roth IRA.

         For this purpose, a "qualified first-time homebuyer distribution" refers to any distribution received by an individual to the extent it is used by him or her, before the close of the 120th day after the day on which it is received, to pay the costs of acquiring, constructing or reconstructing a principal residence of a first-time homebuyer who is such individual, his or her spouse or any child, grandchild or ancestor of such individual or his or her spouse. No more than $10,000 can be excluded in the aggregate from the early distribution penalty tax by an individual under this exception over all tax years.

                             *    *    *    *    *

         THE ABOVE DISCUSSION SHOULD BE READ IN CONJUNCTION WITH THE APPLICABLE PROSPECTUS.

         FURTHER, PROSPECTIVE PURCHASERS OF CONTRACTS SHOULD CONSULT THEIR OWN TAX ADVISORS PRIOR TO PURCHASING CONTRACTS.

         IN ADDITION, THE ABOVE DISCUSSION IS NOT INTENDED AND SHOULD NOT BE RELIED UPON AS TAX ADVICE BUT IS MERELY A SYNOPSIS OF CERTAIN FEDERAL INCOME TAX RULES AND DOES NOT PROVIDE COMPLETE DETAILS AS TO SUCH RULES. ALSO, ALTHOUGH THE ABOVE DISCUSSION IS BASED UPON THE COMPANY'S UNDERSTANDING OF FEDERAL INCOME TAX LAWS AS CURRENTLY IN EFFECT, THERE IS NO GUARANTEE THAT THOSE LAWS WILL NOT CHANGE OR THAT LATER INTERPRETATIONS OF THOSE LAWS WILL AFFECT THEIR APPLICATION.

         FINALLY, THE ABOVE DISCUSSION DOES NOT TAKE INTO ACCOUNT STATE OR LOCAL TAX LAWS WHICH MAY AFFECT THE PURCHASE OF A CONTRACT OR THE BENEFITS PAID OUT UNDER A CONTRACT AND DOES NOT CONSIDER FEDERAL ESTATE AND GIFT TAXES AND STATE AND LOCAL ESTATE, INHERITANCE AND OTHER SIMILAR TAXES WHICH WILL DEPEND UPON THE INDIVIDUAL SITUATION OF EACH CONTRACT OWNER OR BENEFICIARY.



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